SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Cost, beginning balance	$ 29,767	$ 29,767	$ 29,767	$ 29,767
Additions
Cost, ending balance	29,767		29,767	29,767
Accumulated depreciation, beginning balance	20,168	14,215	14,215	8,262
Depreciation	2,977	2,977	5,953	5,953
Accumulated depreciation, ending balance	23,145		20,168	14,215
Net book value, ending balance	6,622		9,599	15,552
Disposals
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	16,839	16,839	16,839	16,839
Additions
Cost, ending balance	16,839		16,839	16,839
Accumulated depreciation, beginning balance	11,409	8,042	8,042	4,675
Depreciation	1,684		3,367	3,367
Accumulated depreciation, ending balance	13,093		11,409	8,042
Net book value, ending balance	3,746		5,430	8,797
Disposals
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	12,928	12,928	12,928	12,928
Additions
Cost, ending balance	12,928		12,928	12,928
Accumulated depreciation, beginning balance	8,759	$ 6,173	6,173	3,587
Depreciation	1,293		2,586	2,586
Accumulated depreciation, ending balance	10,052		8,759	6,173
Net book value, ending balance	2,876		$ 4,169	$ 6,755
Disposals